ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following as of December 31, 2019 and 2018:

	2019	2018

Payroll and social security payable	$342,040	$334,734
Bonus payable	47,367	162,089
Other payables and accrued liabilities	71,283	78,264
Total Accounts Payable and Accrued Liabilities	$460,690	$575,087